UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE ENERGY MLP & INFRASTRUCTURE FUND

FORM N-Q

JULY 31, 2014

CLEARBRIDGE ENERGY MLP & INFRASTRUCTURE FUND

Schedule of investments (unaudited)	July 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 64.1%
ENERGY - 47.8%
Energy Equipment & Services - 4.1%
Cameron International Corp.	2,973	$210,815	*
Transocean Partners LLC	7,580	184,194

Total Energy Equipment & Services		395,009

Oil, Gas & Consumable Fuels - 43.7%
Anadarko Petroleum Corp.	1,946	207,930
Chevron Corp.	459	59,321
ConocoPhillips	819	67,568
Enbridge Inc.	5,662	277,325
Enlink Midstream LLC	5,268	201,290
EQT Corp.	1,240	116,337
Kinder Morgan Inc.	15,388	553,660
Koninklijke Vopak NV	3,261	150,955	(a)
Occidental Petroleum Corp.	1,830	178,809
ONEOK Inc.	3,149	202,890
Royal Dutch Shell PLC, ADR	2,097	171,598
SemGroup Corp., Class A Shares	1,200	92,496
Spectra Energy Corp.	9,213	376,996
Targa Resources Corp.	2,730	348,075
Teekay Corp.	4,105	228,484
Total SA, ADR	1,336	86,172
TransCanada Corp.	3,149	157,986
Williams Cos. Inc.	12,440	704,477

Total Oil, Gas & Consumable Fuels		4,182,369

TOTAL ENERGY		4,577,378

INDUSTRIALS - 1.9%
Transportation Infrastructure - 1.9%
Macquarie Infrastructure Co. LLC	2,600	181,272

UTILITIES - 14.4%
Electric Utilities - 5.0%
Edison International	1,180	64,664
Exelon Corp.	6,000	186,480
NextEra Energy Inc.	1,443	135,483
Portland General Electric Co.	2,817	89,947

Total Electric Utilities		476,574

Gas Utilities - 4.7%
Questar Corp.	3,706	82,421
UGI Corp.	7,649	371,283

Total Gas Utilities		453,704

Multi-Utilities - 4.7%
CenterPoint Energy Inc.	8,287	201,540
OGE Energy Corp.	5,158	185,430
Sempra Energy	623	62,119

Total Multi-Utilities		449,089

TOTAL UTILITIES		1,379,367

TOTAL COMMON STOCKS (Cost - $5,484,435)		6,138,017

	SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 29.6%
Diversified Energy Infrastructure - 15.5%
Energy Transfer Equity LP	5,179	281,686
Energy Transfer Partners LP	5,000	278,700
Enterprise Products Partners LP	5,830	434,918
Plains GP Holdings LP, Class A Shares	14,127	419,713

See Notes to Schedule of Investments.

CLEARBRIDGE ENERGY MLP & INFRASTRUCTURE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY			SHARES/UNITS	VALUE
Diversified Energy Infrastructure - (continued)
Western Gas Equity Partners LP			1,230	$69,372

Total Diversified Energy Infrastructure				1,484,389

Gathering/Processing - 2.9%
MarkWest Energy Partners LP			3,972	277,246

General Partner - 1.3%
Crestwood Equity Partners LP			8,450	123,117

Global Infrastructure - 4.1%
Brookfield Infrastructure Partners LP			9,843	390,275

Liquids Transportation & Storage - 5.8%
Buckeye Partners LP			3,419	274,511
Magellan Midstream Partners LP			2,743	219,961
PBF Logistics LP			2,470	63,504	*

Total Liquids Transportation & Storage				557,976

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $2,460,394)				2,833,003

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $7,944,829)				8,971,020

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 6.7%
Repurchase Agreements - 6.7%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 7/31/14 with RBS Securities Inc.; Proceeds at maturity - $468,241; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 1/15/15 to 2/15/40; Market value - $477,605)	0.050%	8/1/14	$468,240	468,240

Interest in $547,026,000 joint tri-party repurchase agreement dated 7/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $170,760; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/24 to 11/15/40; Market value - $175,883)	0.090%	8/1/14	170,760	170,760

TOTAL SHORT-TERM INVESTMENTS (Cost - $639,000)				639,000

TOTAL INVESTMENTS - 100.4% (Cost - $8,583,829#)				9,610,020
Liabilities in Excess of Other Assets - (0.4)%				(34,733)

TOTAL NET ASSETS - 100.0%				$9,575,287

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Energy MLP & Infrastructure Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Energy	$4,426,423	$150,955	—	$4,577,378
Other common stocks	1,560,639	—	—	1,560,639
Master limited partnerships	2,833,003	—	—	2,833,003

Total long-term investments	$8,820,065	$150,955	—	$8,971,020

Short-term investments†	—	639,000	—	639,000

Total investments	$8,820,065	$789,955	—	$9,610,020

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2014, securities valued at $150,955 were temporarily transferred from Level 1 to Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Master limited partnerships. The Fund may invest up to 25% of the value of its total net assets in the securities of Master Limited Partnerships (“MLPs”) that are treated for U.S. federal income tax purposes as qualified publicly traded partnerships. This 25% limitation applies generally to MLPs that focus on commodity and energy-related industries. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of

Notes to Schedule of Investments (unaudited) (continued)

real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,087,200
Gross unrealized depreciation	(61,009)

Net unrealized appreciation	$1,026,191

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2014, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: September 24, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: September 24, 2014